Floating Rate Capital Debt	12 Months Ended
Dec. 31, 2013
Floating Rate Capital Debt

Note 13 – Floating Rate Capital Debt

In January 1997, the Corporation issued $150 million of Floating Rate Capital Securities, Series A, through a statutory business trust wholly-owned by the Corporation (“NTC Capital I”). In April 1997, the Corporation also issued, through a separate wholly-owned statutory business trust (“NTC Capital II”), $120 million of Floating Rate Capital Securities, Series B. The sole assets of the trusts are Subordinated Debentures of Northern Trust Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027. The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027. Both Series A and B Securities currently qualify as tier 1 capital for regulatory purposes. Under the provisions of The Dodd-Frank Wall Street Reform and Consumer Protection Act, the tier 1 regulatory capital treatment of these securities is required to be phased out over a three-year period that began on January 1, 2013. The phase-out of tier 1 capital treatment as determined by bank regulators is 50% in 2014, 75% in 2015 and 100% thereafter. As these securities phase out of tier 1 capital, they will be eligible for inclusion in tier 2 capital, beginning with 80% eligibility in 2014, and thereafter will phase out of tier 2 at an incremental 10% a year until they are fully phased out in 2022.

The Corporation has fully, irrevocably and unconditionally guaranteed all payments due on the Series A and B Securities. The holders of the Series A and B Securities are entitled to receive preferential cumulative cash distributions quarterly in arrears (based on the liquidation amount of $1,000 per Security) at an interest rate equal to the rate on the corresponding Subordinated Debentures. The interest rate on the Series A and Series B securities is equal to three-month LIBOR plus 0.52% and 0.59%, respectively. Subject to certain exceptions, the Corporation has the right to defer payment of interest on the Subordinated Debentures at any time or from time to time for a period not exceeding 20 consecutive quarterly periods provided that no extension period may extend beyond the stated maturity date. If interest is deferred on the Subordinated Debentures, distributions on the Series A and B Securities will also be deferred and the Corporation will not be permitted, subject to certain exceptions, to pay or declare any cash distributions with respect to the Corporation’s capital stock or debt securities that rank the same as or junior to the Subordinated Debentures, until all past due distributions are paid. The Subordinated Debentures are unsecured and subordinated to substantially all of the Corporation’s existing indebtedness.

The Corporation has the right to redeem the Series A and Series B Subordinated Debentures, in whole or in part, at a price equal to the principal amount plus accrued and unpaid interest. The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2013 and 2012:

	DECEMBER 31,
(In Millions)	2013	2012
NTC Capital I Subordinated Debentures due January 15, 2027	$154.0	$153.9
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.1

Total Subordinated Debentures	$277.1	$277.0